FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES, Financial instruments held by category (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [abstract]
Financial assets, amortized cost	$ 84,726	$ 80,556
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	137,482	144,292
Financial liabilities, fair value through profit or loss	3,889	751
Financial liabilities, fair value through Comprehensive income	518	0
Lease Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	74,712	69,234
Borrowings [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	31,258	49,019
Trade and Other Payables [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	25,773	19,870
Due to Related Parties [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, amortised cost	5,739	6,169
Warrant Liabilities [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, fair value through profit or loss	3,889	751
Cash Flow Hedge [Member]
Disclosure of financial liabilities [abstract]
Financial liabilities, fair value through Comprehensive income	518	0
Deposits [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	3,427	3,303
Trade Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	53,436	63,025
Other Receivables [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	4,406	3,587
Due from Related Parties [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	1,587	1,768
Cash and Cash Equivalents [Member]
Disclosure of financial assets [abstract]
Financial assets, amortized cost	$ 21,870	$ 8,873